Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Schedule of Investments

November 30, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.7%

Communication Services — 8.0%
Electronic Arts	5,909	$967,126
Take-Two Interactive Software*	5,170	973,925
		1,941,051
Consumer Staples — 12.0%
Church & Dwight	8,763	965,069
Clorox	5,787	967,413
Constellation Brands, Cl A	4,098	987,413
		2,919,895
Energy — 8.0%
Marathon Petroleum	6,222	971,566
Valero Energy	6,978	970,500
		1,942,066
Financials — 11.9%
BlackRock Funding	947	968,592
Fidelity National Information Services	11,294	963,378
MarketAxess Holdings	3,696	956,118
		2,888,088
Health Care — 15.9%
Biogen*	6,049	971,651
Boston Scientific*	10,651	965,620
Bristol-Myers Squibb	16,284	964,338
Stryker	2,487	975,277
		3,876,886
Industrials — 15.9%
CH Robinson Worldwide	9,164	967,535
Delta Air Lines	15,194	969,681
General Dynamics	3,404	966,770
Honeywell International	4,132	962,467
		3,866,453
Information Technology — 20.1%
Advanced Micro Devices*	7,106	974,765
Broadcom	6,068	983,501
Gartner*	1,857	961,796
NVIDIA	7,183	993,050
Texas Instruments	4,857	976,403
		4,889,515
Utilities — 7.9%
AES	74,203	967,607
American Water Works	6,979	955,704
		1,923,311

Total Common Stock
(Cost $24,120,653)		24,247,265

Total Investments - 99.7%
(Cost $24,120,653)		$24,247,265

Percentages are based on net assets of $24,327,634.

*	Non-income producing security.

Cl — Class

VES-QH-001-2100